                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:     October 31, 2006
                                                  Estimated average burden
                                                  hours per response.......19.3
                                                  -----------------------------
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number     811-8644
                                  ---------------------------------------------

                            Variable Insurance Funds
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

          3435 Stelzer Road, Columbus, Ohio                     43219
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

     BISYS Fund Services Ohio, Inc.  3435 Stelzer Road, Columbus, Ohio 43219
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code:     614-470-8000
                                                   ----------------------------

Date of fiscal year end:     12/31/04
                        --------------------------
Date of reporting period:        6/30/04
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                         CHOICE VIT MARKET NEUTRAL FUND

                               Semi-Annual Report

                                  June 30, 2004

                                                  CHOICE VIT MARKET NEUTRAL FUND

                                TABLE OF CONTENTS

                                                                    PAGE
                                                                    ----
      SCHEDULE OF INVESTMENTS                                        2

      SCHEDULE OF INVESTMENTS (SOLD SHORT)                           4

      STATEMENT OF ASSETS AND LIABILITIES                            5

      STATEMENT OF OPERATIONS                                        6

      STATEMENTS OF CHANGES IN NET ASSETS                            7

      FINANCIAL HIGHLIGHTS                                           8

      NOTES TO FINANCIAL STATEMENTS                                  9

A DESCRIPTION OF THE POLICIES AND PROCEDURES THAT THE FUND USES TO DETERMINE HOW TO VOTE PROXIES RELATING TO THE PORTFOLIO SECURITIES AND INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO THE PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30TH IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING 1-866-868-8825 OR ON THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT http://www.sec.gov.

THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS OF THE FUND. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION, INCLUDING INVESTMENT OBJECTIVE, RISKS, FEES AND EXPENSES AND SHOULD BE READ CAREFULLY BEFORE INVESTING OR SENDING ANY MONEY.

CHOICE INVESTMENT MANAGEMENT, LLC SERVES AS INVESTMENT ADVISER TO THE FUND AND RECEIVES A FEE FOR THEIR SERVICES. BISYS FUND SERVICES, L.P. SERVES AS DISTRIBUTOR FOR THE FUND.


CHOICE VIT MARKET NEUTRAL FUND, LIKE ALL MUTUAL FUNDS:

-  ARE NOT FDIC INSURED
-  HAVE NO BANK GUARANTEE
-  MAY LOSE VALUE

SCHEDULE OF INVESTMENTS                           CHOICE VIT MARKET NEUTRAL FUND

JUNE 30, 2004
UNAUDITED

                                                                     SHARES/PRINCIPAL AMOUNT       VALUE
                                                                    ------------------------   -------------
COMMON STOCKS (28.6%)
AUTOMOBILES & TRUCKS (1.2%)
General Motors Corp.                                                                800        $      37,272
                                                                                               -------------
BANKS (0.9%)
Bank of New York Company, Inc.                                                      900               26,532
                                                                                               -------------
BEVERAGES (1.2%)
Coca-Cola Co.                                                                       700               35,336
                                                                                               -------------
COMPUTERS (2.0%)
International Business Machines Corp.                                               700               61,705
                                                                                               -------------
COSMETICS & TOILETRIES (2.1%)
Procter & Gamble Co.                                                              1,200               65,328
                                                                                               -------------
HOTELS & MOTELS (0.8%)
Hilton Hotels Corp.                                                               1,400               26,124
                                                                                               -------------
MULTIMEDIA (4.7%)
Comcast Corp., Class A *                                                          2,600               72,878
Viacom, Inc., Class B                                                             2,000               71,440
                                                                                               -------------
                                                                                                     144,318
                                                                                               -------------
MUTUAL FUNDS (1.9%)
SPDR Trust Series 1                                                                 500               57,265
                                                                                               -------------
MEDICAL (1.4%)
Amgen, Inc. *                                                                       800               43,656
                                                                                               -------------
OIL & GAS (0.4%)
Galaxy Energy Corp. *                                                             7,500               11,625
                                                                                               -------------
RESTAURANTS (1.2%)
Wendy's International, Inc.                                                       1,100               38,324
                                                                                               -------------
RETAIL (3.4%)
Federated Department Stores, Inc.                                                   400               19,640
Kohl's Corp. *                                                                    1,700               71,876
Pacific Sunwear of California, Inc. *                                               600               11,742
                                                                                               -------------
                                                                                                     103,258
                                                                                               -------------
SEMICONDUCTORS (5.2%)
Emulex Corp. *                                                                    1,300               18,603
Integrated Device Technology, Inc. *                                                800               11,072
Linear Technology Corp.                                                             900               35,523
NVIDIA Corp. *                                                                    1,000               20,500
Teradyne, Inc. *                                                                  1,200               27,240
Texas Instruments, Inc.                                                             700               16,926
Xilinx, Inc.                                                                        900               29,979
                                                                                               -------------
                                                                                                     159,843
                                                                                               -------------
SOFTWARE (0.2%)
Microsoft Corp.                                                                     200                5,712
                                                                                               -------------
TELECOMMUNICATIONS (2.0%)
Motorola, Inc.                                                                    3,300               60,225
                                                                                               -------------
TOTAL COMMON STOCKS                                                                                  876,523
                                                                                               -------------
U.S. TREASURY OBLIGATIONS (22.9%)
U.S. TREASURY BILL (16.3%)
0.93%, 7/8/04 **                                                            $   500,000              499,903
                                                                                               -------------
U.S. TREASURY NOTE (6.6%)
2.00%, 11/30/04                                                                 200,000              200,336
                                                                                               -------------
TOTAL U.S. TREASURY OBLIGATIONS                                                                      700,239
                                                                                               -------------

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                                   VALUE
                                                                                               -------------
TOTAL INVESTMENTS (COST $1,584,983) (a) - 51.5%                                                    1,576,762
OTHER ASSETS IN EXCESS OF LIABILITIES - 48.5%                                                      1,482,026
                                                                                               -------------
NET ASSETS - 100.0%                                                                            $   3,058,788
                                                                                               =============

----------
*    Non-income producing security.
**   Effective yield at purchase.
(a) Represents cost for financial reporting and is substantially the same for federal income tax purposes and differs from value by net unrealized depreciation as follows:

           Unrealized appreciation          $    6,818
           Unrealized depreciation             (15,039)
                                            ----------
           Net unrealized depreciation      $   (8,221)
                                            ==========

SPDR - Standard and Poor's Depositary Receipt

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (SOLD SHORT)              CHOICE VIT MARKET NEUTRAL FUND
JUNE 30, 2004
UNAUDITED

                                                            SHARES       VALUE
                                                          ----------   ----------
SECURITIES SOLD SHORT (28.7%)
AUTOMOBILES & TRUCKS (1.3%)
Ford Motor Co.                                                 2,600   $   40,690
BEVERAGES (0.9%)
PepsiCo, Inc.                                                    500       26,940
                                                                       ----------
COMPUTER SOFTWARE (0.5%)
Adobe Systems, Inc.                                              300       13,950
                                                                       ----------
COMPUTERS (2.8%)
Dell, Inc. *                                                   1,800       64,476
PalmOne, Inc. *                                                  600       20,862
                                                                       ----------
                                                                           85,338
                                                                       ----------
COSMETICS & TOILETRIES (2.1%)
Avon Products, Inc.                                            1,400       64,596
                                                                       ----------
ELECTRONIC COMPONENTS (0.8%)
Agilent Technologies, Inc. *                                     800       23,424
                                                                       ----------
HOTELS & MOTELS (0.9%)
Starwood Hotels & Resorts Worldwide, Inc.                        600       26,910
                                                                       ----------
INTERNET (2.4%)
eBay, Inc. *                                                     600       55,170
Yahoo!, Inc. *                                                   500       18,165
                                                                       ----------
                                                                           73,335
                                                                       ----------
INVESTMENT BANKERS/BROKERS (0.6%)
MCF Corp. *                                                    8,500       18,530
                                                                       ----------
LEISURE TIME (0.5%)
Carnival Corp.                                                   300       14,100
                                                                       ----------
MEDICAL (3.6%)
Allergan, Inc.                                                   300       26,856
Baxter International, Inc.                                     1,800       62,118
Stryker Corp.                                                    400       22,000
                                                                       ----------
                                                                          110,974
                                                                       ----------
MUTUAL FUNDS (1.6%)
Nasdaq 100 Index Tracking Stock                                  700       26,425
SPDR Trust Series 1                                              200       22,906
                                                                       ----------
                                                                           49,331
                                                                       ----------
OIL & GAS (0.4%)
Western Gas Resources, Inc.                                      400       12,992
                                                                       ----------
RESTAURANTS (1.5%)
Yum! Brands, Inc. *                                            1,200
                                                                           44,664
                                                                       ----------
RETAIL (2.4%)
Best Buy Company, Inc.                                           700       35,518
Nordstrom, Inc.                                                  900       38,349
                                                                       ----------
                                                                           73,867
                                                                       ----------
SEMICONDUCTORS (4.5%)
Altera Corp. *                                                 2,100       46,662
Analog Devices, Inc.                                             300       14,124
ATI Technologies, Inc. *                                         900       16,974
Broadcom Corp., Class A *                                        300       14,031
Maxim Integrated Products, Inc.                                  900       47,178
                                                                       ----------
                                                                          138,969
                                                                       ----------
TELECOMMUNICATIONS (1.9%)
QUALCOMM, Inc.                                                   800       58,384
                                                                       ----------
TOTAL SECURITIES SOLD SHORT (PROCEEDS $854,566)                        $  876,994
                                                                       ==========

----------
* Non-income producing security.
SPDR - Standard and Poor's Depositary Receipt

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES               CHOICE VIT MARKET NEUTRAL FUND
JUNE 30, 2004
UNAUDITED

ASSETS:
Investments, at cost                                                                         $   1,584,983
Net unrealized depreciation                                                                         (8,221)
                                                                                             -------------
Investments, at value                                                                            1,576,762
Deposits with broker and custodian bank for securities sold short                                2,272,629
Interest and dividends receivable                                                                    1,280
Receivable for investments sold                                                                    499,015
Reimbursement receivable from investment adviser                                                    41,847
                                                                                             -------------
Total assets                                                                                     4,391,533
                                                                                             -------------
LIABILITIES:
Securities sold short, at fair value (proceeds $854,566)                                           876,994
Payable for investments purchased                                                                  433,503
Dividend expense payable                                                                               315
Accrued expenses and other payables:
 Administration fees                                                                                    34
 Distribution fees                                                                                     883
 Other                                                                                              21,016
                                                                                             -------------
Total liabilities                                                                                1,332,745
                                                                                             -------------

NET ASSETS:
Capital                                                                                          3,310,467
Undistributed net investment income                                                                (50,167)
Accumulated net realized losses from investment transactions and securities sold short            (170,863)
Net unrealized depreciation of investments and securities sold short                               (30,649)
                                                                                             -------------
NET ASSETS                                                                                   $   3,058,788
                                                                                             =============
Outstanding units of beneficial interest (shares)                                                  322,010
                                                                                             =============
Net assets value - offering and redemption price per share                                   $        9.50
                                                                                             =============

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS                           CHOICE VIT MARKET NEUTRAL FUND
FOR THE SIX MONTHS ENDED JUNE 30, 2004
UNAUDITED

INVESTMENT INCOME:
Interest income                                                                              $       3,646
Dividend income                                                                                      7,172
                                                                                             -------------
Total income                                                                                        10,818
                                                                                             -------------

EXPENSES:
Investment advisory fees                                                                            25,957
Administration fees                                                                                 34,826
Shareholder servicing fees                                                                           5,506
Professional fees                                                                                   32,145
Custodian fees                                                                                       8,757
Dividend expense for securities sold short                                                           4,306
Insurance fees                                                                                       4,947
Trustees' fees and expenses                                                                          3,750
Other                                                                                                8,595
                                                                                             -------------
Total expenses                                                                                     128,789
Less: waiver and/or reimbursement from Adviser                                                     (67,804)
                                                                                             -------------
Net expenses                                                                                        60,985
                                                                                             -------------
NET INVESTMENT LOSS                                                                                (50,167)
                                                                                             -------------

REALIZED/UNREALIZED LOSSES ON INVESTMENTS AND SECURITIES
SOLD SHORT:
Net realized losses from investment transactions                                                   (57,161)
Net realized losses on short sale transactions                                                    (137,674)
Change in unrealized appreciation/depreciation of investments and securities sold short            (10,349)
                                                                                             -------------
Net realized/unrealized losses on investments and securities sold short                           (205,184)
                                                                                             -------------
Change in net assets resulting from operations                                               $    (255,351)
                                                                                             =============

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS               CHOICE VIT MARKET NEUTRAL FUND

                                                                         SIX MONTHS ENDED     MAY 30, 2003 (a)
                                                                          JUNE 30, 2004     TO DECEMBER 31, 2003
                                                                         ----------------   --------------------
                                                                           (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment loss                                                      $       (50,167)   $            (30,967)
Net realized gains/(losses) from investment transactions                         (57,161)                 78,954
Net realized losses on short sale transactions                                  (137,674)                (24,015)
Change in unrealized appreciation/depreciation of investments
and securities sold short                                                        (10,349)                (20,300)
                                                                         ---------------    --------------------
Change in net assets resulting from operations                                  (255,351)                  3,672
                                                                         ---------------    --------------------

CAPITAL TRANSACTIONS:
Proceeds from shares issued                                                    2,477,054               3,189,610
Cost of shares redeemed                                                       (1,748,189)               (608,008)
                                                                         ---------------    --------------------
Change in net assets from capital transactions                                   728,865               2,581,602
                                                                         ---------------    --------------------
Change in net assets                                                             473,514               2,585,274
                                                                         ---------------    --------------------

NET ASSETS:
Beginning of period                                                            2,585,274                       -
                                                                         ---------------    --------------------
End of period                                                            $     3,058,788    $          2,585,274
                                                                         ===============    ====================

Undistributed net investment income                                      $       (50,167)   $                  -
                                                                         ===============    ====================

SHARE TRANACTIONS:
Issued                                                                           247,308                 311,847
Redeemed                                                                        (177,752)                (59,393)
                                                                         ---------------    --------------------
Change in shares                                                                  69,556                 252,454
                                                                         ===============    ====================

(a) Date of commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                              CHOICE VIT MARKET NEUTRAL FUND

                                                                           SIX MONTHS ENDED           MAY 30, 2003 (a)
                                                                             JUNE 30, 2004          TO DECEMBER 31, 2003
                                                                            ---------------         --------------------
                                                                              (UNAUDITED)
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF PERIOD                                        $         10.24         $              10.00
                                                                            ---------------         --------------------
INVESTMENT ACTIVITIES:
Net investment loss                                                                   (0.16)                       (0.12)
Net realized/unrealized gains/(losses)                                                (0.58)                        0.36
                                                                            ---------------         --------------------
Total investment activities                                                           (0.74)                        0.24
                                                                            ---------------         --------------------

NET ASSET VALUE, END OF PERIOD                                              $          9.50         $              10.24
                                                                            ===============         ====================

TOTAL RETURN                                                                          (7.32%)(b)                    2.50%(b)

RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (000's)                                         $         3,059         $              2,585

Ratio of net expenses to average net assets                                            3.60%(c)(d)                  3.60%(c)(d)
Ratio of net expenses to average net assets                                            3.87%(c)                     3.79%(c)
Ratio of gross expenses to average net assets*                                         8.18%(c)                    15.04%(c)
Ratio of net investment loss to average net assets                                    (3.19%)(c)                   (3.15%)(c)
Portfolio turnover rate                                                               1,816%                       1,154%

(a) Date of commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Excludes dividend expense for securities sold short.
* During the period, certain fees were contractually reduced. The ratio shown does not include these contractual fee reductions.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS                     CHOICE VIT MARKET NEUTRAL FUND
JUNE 30, 2004
UNAUDITED


1.   ORGANIZATION:
     The Variable Insurance Funds (the "Trust") was organized on July 20, 1994, and is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company established as a Massachusetts business trust.

     The Trust is authorized to issue an unlimited number of shares without par value. As of the date of this report, the Trust offered multiple separate series, each with its own investment objective. The accompanying financial statements are for the Choice VIT Market Neutral Fund (the "Fund"). Shares of the Fund are offered to separate accounts of Jefferson National Life Insurance Company, as well as other eligible purchasers.

     Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with their vendors and others that provide for general indemnifications. The Trust's maximum exposure under these arrangements in unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2.   SIGNIFICANT ACCOUNTING POLICIES:
     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles of the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITIES VALUATION--Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depositary Receipts ("ADR's"), are valued at the closing price on the exchange or system where the security is principally traded. If there have been no sales for that day on any exchange or system, a security is valued at the mean between the last bid and asked quotes on the exchange or system where the security is principally traded, or at the NASDAQ Official Closing Price ("NOCP"), if applicable. Investments for which market quotations are not readily available are valued at fair value as determined in good faith under the supervision of the Board of Trustees by Choice Investment Management, LLC (the "Adviser") pursuant to methods and guidelines established by the Board of Trustees. Corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees. Portfolio securities with a remaining maturity of 60 days or less are valued either at amortized cost or original cost plus accrued interest, which approximates value. Investments in investment companies are valued at their respective net asset values as reported by such companies.

     SECURITIES TRANSACTIONS AND RELATED INCOME--Securities transactions are accounted for on a trade date plus one business day basis which does not differ materially from a trade date basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income and/or expense is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

     EXPENSES--Expenses that are directly related to the Fund are charged directly to the Fund, while general Trust expenses are allocated to the Funds of the Trust based on their relative net assets or another appropriate method.

     DISTRIBUTIONS TO SHAREHOLDERS--Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed at least annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are considered to be either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. To the extent these differences exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

     SHORT POSITIONS--When the Fund sells a security short, an amount equal to the sales proceeds is included in the Statement of Assets and Liabilities as an asset and an equal amount as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the security sold short. A gain, limited to the price at which the Fund sold the security short, or a loss, potentially unlimited in size, will be recognized upon the termination of a short sale. The Fund is liable for any dividends paid on securities sold short. Dividends on short sales are included as Dividend Expense for Securities Sold Short on the Statement of Operations. Until the Fund replaces the borrowed security, the Fund will segregate cash and/or other liquid securities to sufficiently cover its short position on a daily basis.

     FEDERAL INCOME TAXES--It is the intention of the Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

3.   PURCHASES AND SALES OF SECURITIES:
     The aggregate purchases and sales of portfolio securities (excluding short-term securities) for the period ended June 30, 2004, were as follows:

                 PURCHASES                                       SALES
                 ---------                                       -----
               $  18,541,577                                $  18,374,788

4.   RELATED PARTY TRANSACTIONS:
     The Adviser provides investment advisory services to the Fund. Under the terms of the investment advisory agreement, the Adviser is entitled to receive a fee computed daily and paid monthly at the annual rate of 1.65% of the average daily net assets.

     The Adviser has contractually agreed to waive all or a portion of its fees and reimburse certain expenses (exclusive of dividend expenses on securities sold short) for the Fund through April 30, 2005 to the extent that expenses do not exceed 3.60% of the average daily net assets of the Fund. Under the terms of this agreement, the Adviser may request and receive reimbursement of the investment advisory fees waived and other expenses reimbursed by it at a later date not to exceed three years from the period ending April 30 in which they were taken. Such repayments shall be made monthly, but only if the operating expenses of the Fund are at an annualized rate less than the expense limit for the payments made through the period ended December 31. As of the period ended June 30, 2004, the reimbursement that may potentially be made by the Fund is as follows:

                EXPIRES 2006                                 EXPIRES 2007
                ------------                                 ------------
               $      110,482                               $      67,804

     BISYS Fund Services Ohio, Inc. ("BISYS Ohio") with which certain officers and trustees of the Trust are affiliated, serves the Trust as Fund Accountant, Transfer Agent and Administrator. Such officers and trustees are paid no fees directly by the Trust for serving as officers and trustees of the Trust. Pursuant to an Omnibus Fee Agreement between BISYS Ohio and the Trust, BISYS Ohio receives a fee based on a percentage of the average daily net assets of the Funds, subject to a minimum per annum, plus out-of-pocket charges. BISYS Fund Services Limited Partnership ("BISYS") serves, without compensation, as Distributor of the Fund's shares. BISYS, an Ohio limited partnership, and BISYS Ohio are subsidiaries of The BISYS Group, Inc.

     UMB Bank, N.A. serves as the Fund's custodian and receives a fee equal to an annual minimum of $3,000 plus transaction charges and other expenses.

     The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the "Service Plan") under which the Fund pays a financial institution or its affiliates an aggregate fee, computed daily and paid monthly, in an amount not to exceed on an annual basis 0.35% of the average daily net assets of the Fund. This Service Plan allows the Fund to use part of its assets for,
     1) the sale and distribution of its shares and 2) for support services to investors. This fee shall be used as compensation or reimbursement for services rendered and/or expenses borne, in connection with the financing of the activities and services pursuant to the Service Plan.

ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

     NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

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     The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 11(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

     If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

     DURING THE PERIOD COVERED BY THE REPORT, WITH RESPECT TO THE REGISTRANT'S CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS; THERE HAVE BEEN NO AMENDMENTS TO, NOR ANY WAIVERS GRANTED FROM, A PROVISION THAT RELATES TO ANY ELEMENT OF THE CODE OF ETHICS DEFINITION ENUMERATED IN PARAGRAPH (b) OF THIS ITEM 2.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

        (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                (i) Has at least one audit committee financial expert serving on its audit committee; or

                (ii) Does not have an audit committee financial expert serving on its audit committee.

            (2) If the registrant provides the disclosure required by paragraph
            (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

            (3) If the registrant provides the disclosure required by paragraph
            (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

        (a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

        (b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.
        (c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

        (d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

        (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

            (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

        (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

        (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

        (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
        (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

        (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

NOT APPLICABLE.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

NOT APPLICABLE.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

        A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the

Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE
ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

NOT APPLICABLE

ITEM 10. CONTROLS AND PROCEDURES.

        (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS (i) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (ii) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL HALF-YEAR THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 11. EXHIBITS.

        (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

        (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS.

        (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). CERTIFICATIONS PURSUANT TO RULE 30A-2(a) ARE ATTACHED HERETO.

        (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. NOT APPLICABLE.

        (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference. CERTIFICATIONS PURSUANT TO RULE 30A-2(b) ARE FURNISHED HEREWITH.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Variable Insurance Funds
            -----------------------------------------------------------------

By (Signature and Title)*   /s/ Adam S. Ness        Adam S. Ness, Treasurer
                         ----------------------------------------------------

Date    September 3, 2004
     -----------------------------------------

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Walter B. Grimm   Walter B. Grimm, President
                         -----------------------------------------------------

Date     September 3, 2004
     -----------------------------------------

By (Signature and Title)*      /s/ Adam S. Ness       Adam S. Ness, Treasurer
                         -----------------------------------------------------

Date         September 3, 2004
    -----------------------------------------


* Print the name and title of each signing officer under his or her signature.